Long-term Loans (Narrative) (Details) € in Thousands, ₪ in Thousands	1 Months Ended				12 Months Ended
	Jun. 29, 2015 EUR (€)	Dec. 24, 2014 ILS (₪)	May 16, 2012 ILS (₪)	Feb. 17, 2011 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2014 ILS (₪)	Dec. 31, 2013 ILS (₪)	May 16, 2012 EUR (€)	Nov. 30, 2011 EUR (€)	Dec. 31, 2010
Disclosure of detailed information about borrowings [line items]
Loan agreement					€ 44,864	€ 17,737
Accruing interest increase margin					EURIBOR	EURIBOR
Interest rate					3.50%	3.50%					3.43%
Manara Project [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement					€ 776
Manara Project [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date					December 31, 2020
Proportion of ownership interest					75.00%
Sheva Mizrakot Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest					25.00%
Goor Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Maturity period					12 years 3 months
Goor Loan Agreement [Member] | Fifth year [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate					3.00%
Israeli consortium Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date			December 31, 2031
Interest rate			4.65%						4.65%
Euro [Member] | Goor Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Amount Withdrawn from loan account					€ 5,600
Euro [Member] | Goor Loan Agreement [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement					3,510
Euro [Member] | Goor Loan Agreement [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement					€ 2,090
Interest rate					2.50%
Euro [Member] | Oude Tonge Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
On-call Credit facility					€ 100
Euro [Member] | Oude Tonge Loan Agreement [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement					€ 3,150
Interest rate					3.10%
Maturity period					12 years 2 months 30 days
Amount Withdrawn from loan account					€ 3,150
Euro [Member] | Oude Tonge Loan Agreement [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement					€ 1,700
Interest rate					3.10%
Maturity period					12 years 2 months 30 days
Amount Withdrawn from loan account					€ 3,150
Euro [Member] | Ludan and Ellomay Luxemburg [Member]
Disclosure of detailed information about borrowings [line items]
Description of Debt Equity ratio and holdings					that Groen Goor will not make distributions or repurchase its shares so long as the equity to debt ratio of Groen Goor is less than 40%, (c) that in the event the equity to debt ratio of Groen Goor and Groen Gas Oude Tonge will be below 40%, its shareholders will invest the equity required in order to increase this ratio to 40%, pro rata to their holdings in Groen Goor and Groen Gas Oude Tonge and up to a maximum of Euro 1.2 million,
Euro [Member] | Israeli consortium Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement									€ 0
NIS [Member] | Israeli consortium Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement | ₪		₪ 25,000	₪ 80,000
Maturity date		June 30, 2028
Interest rate		4.52%
Amount Withdrawn from loan account | ₪							₪ 20,000	₪ 60,000
Senior Loan [Member]
Disclosure of detailed information about borrowings [line items]
Accruing interest increase margin				200 basis points per annum
Maturity date				December 31, 2027
Senior Loan [Member] | Euro [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of Senior loan relevant to amount				80.00%
Loan agreement				€ 4,100						€ 3,800
Related expenses capitalized to loan										€ 170
Percentage of Payment of Commitment fees										0.50%
UBI Banca [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	December 31, 2029
Interest rate	2.85%
UBI Banca [Member] | Euro [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement	€ 10,271
Related expenses capitalized to loan	€ 409
Credit Facility [Member] | Euro [Member] | Goor Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Loan agreement					€ 370